LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE	12 Months Ended
Dec. 31, 2023
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

4LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

The loss before income taxes is classified as follows:

		Year Ended December 31,
	Note	2023	2022
Revenue	23	93,519	84,734
Cost of revenue		(43,580)	(39,652)
Gross Profit		49,939	45,082

Salaries and subcontractors		(22,887)	(19,367)
Share based compensation	10	(2,055)	(3,773)
Total employee costs		(24,942)	(23,140)
Depreciation and amortization	13, 14	(13,067)	(8,454)
IT and hosting		(4,176)	(3,273)
Professional fees		(3,086)	(3,423)
Corporate costs		(538)	(1,129)
Sales and marketing		(2,040)	(2,420)
Bad debt recovery (expense)	16, 21	376	(649)
Travel and entertainment		(891)	(719)
Transaction and acquisition costs		—	(905)
Other operational costs		(2,460)	(2,652)
Selling, General and Administrative Expenses		(50,824)	(46,764)

(Loss) gain on remeasurement of derivative liability	7	(47)	13
Gain on settlement of convertible debt	7	595	—
(Loss) gain on remeasurement of deferred consideration	6, 12	(440)	804
Gain on remeasurement of consideration receivable		—	37
Operating (Loss)		(777)	(828)

Interest income		1	13
Accretion on liabilities	6, 7	(1,940)	(764)
Foreign exchange gain (loss)		67	(126)
Interest and financing fees		(277)	(221)
Net Interest Expense and Other Financing Charges		(2,149)	(1,098)
(Loss) Before Income Taxes		(2,926)	(1,926)